UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rob Dionne
Title:		Director
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	September 30, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		103,197,253

Form 13F Information Table Value Total:		$3,904,242,111


List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)


Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
139,989,363
1,350,417
1,350,417
N/A
N/A

N/A
1,350,417
N/A
Bank of Nova Scotia
COM
064149107
343,054,444
6,260,171
6,260,171
N/A
N/A

N/A
6,260,171
N/A
Barrick Gold Corp.
COM
067901108
313,723,027
7,514,308
7,514,308
N/A
N/A

N/A
7,514,308
N/A
BCE Inc.
COM NEW
05534B760
27,768,834
631,749
631,749
N/A
N/A

N/A
631,749
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
296,091,900
3,786,090
3,786,090
N/A
N/A

N/A
3,786,090
N/A
Canadian National Railway
COM
136375102
160,297,652
1,813,138
1,813,138
N/A
N/A

N/A
1,813,138
N/A
Canadian Natural Resources Ltd.
COM
136385101
214,268,943
6,951,201
6,951,201
N/A
N/A

N/A
6,951,201
N/A
Celestica Inc.
SUB VTG SHS
15101Q108
22,862,236
3,199,900
3,199,900
N/A
N/A

N/A
3,199,900
N/A
Cenovus Energy Inc.
COM
15135U109
141,196,486
4,049,265
4,049,265
N/A
N/A

N/A
4,049,265
N/A
Domtar Corp
COM NEW
257559203
29,633,119
378,325
378,325
N/A
N/A

N/A
378,325
N/A
Gildan Activewear Class A
COM
375916103
110,050,453
3,473,986
3,473,986
N/A
N/A

N/A
3,473,986
N/A
Magna International Inc. Class A
COM
559222401
136,473,280
3,158,854
3,158,854
N/A
N/A

N/A
3,158,854
N/A
Manulife Financial Corp.
COM
56501R106
65,126,755
5,407,719
5,407,719
N/A
N/A

N/A
5,407,719
N/A
Nexen Inc.
COM
65334H102
38,768,385
1,531,974
1,531,974
N/A
N/A

N/A
1,531,974
N/A
Penn West Petroleum Corp.
COM
707887105
38,191,627
2,686,108
2,686,108
N/A
N/A

N/A
2,686,108
N/A
Potash Corp. of Saskatchewan
COM
73755L107
197,871,927
4,556,426
4,556,426
N/A
N/A

N/A
4,556,426
N/A
Precision Drilling Corp.
COM 2010
74022D308
31,536,507
4,014,275
4,014,275
N/A
N/A

N/A
4,014,275
N/A
Research In Motion
COM
760975102
10,889,735
1,424,861
1,424,861
N/A
N/A

N/A
1,424,861
N/A
Rogers Comm Inc. Class B
CL B
775109200
123,438,530
3,051,692
3,051,692
N/A
N/A

N/A
3,051,692
N/A
Royal Bank of Canada
COM
780087102
332,976,153
5,794,692
5,794,692
N/A
N/A

N/A
5,794,692
N/A
Suncor Energy Inc.
COM
867224107
316,912,411
9,642,114
9,642,114
N/A
N/A

N/A
9,642,114
N/A
Talisman Energy Inc.
COM
87425E103
142,010,662
10,634,048
10,634,048
N/A
N/A

N/A
10,634,048
N/A
Teck Resources Ltd.
CL B
878742204
130,362,794
4,421,595
4,421,595
N/A
N/A

N/A
4,421,595
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
155,669,472
2,490,585
2,490,585
N/A
N/A

N/A
2,490,585
N/A
Thomson Reuters Corporation
COM
884903105
15,583,039
539,512
539,512
N/A
N/A

N/A
539,512
N/A
Toronto-Dominion Bank
COM NEW
891160509
369,494,378
4,434,248
4,434,248
N/A
N/A

N/A
4,434,248
N/A



3,904,242,111
103,197,253
103,197,253




103,197,253